Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 5	$ 56
Management fees - expensed	249	374
Salaries - expensed	81	95
Share-based payments	671
Total	$ 1,006	$ 525